Financial structure and financial costs - Maturity of derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial structure, financial costs and financial instruments
Fair value, financial assets	$ 67,768	$ 72,163	$ 62,452
Fair value, financial liabilities	(94,485)	(90,840)	(91,258)
Swaps hedging fixed-rate bonds | Not later than one year | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	45	172	41
Fair value, financial liabilities	(208)	(157)	(212)
Total fair value	(163)	15	(171)
Notional value, Assets	1,345	2,391	2,213
Notional value, Liabilities	1,874	1,840	2,175
Total notional value	3,219	4,231	4,388
Swaps hedging fixed-rate bonds | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial liabilities	(87)
Total fair value	(87)
Notional value, Liabilities	969
Total notional value	969
Swaps hedging fixed-rate bonds | Due after 12 months | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Fair value, financial assets	235	337	716
Fair value, financial liabilities	(1,281)	(951)	(3,007)
Total fair value	(1,046)	(614)	(2,291)
Notional value, Assets	3,712	5,075	7,618
Notional value, Liabilities	16,225	14,669	20,549
Total notional value	19,937	19,744	28,167
Swaps hedging fixed-rate bonds | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	378	269	129
Fair value, financial liabilities	(599)	(131)	(644)
Total fair value	(221)	138	(515)
Notional value, Assets	10,043	9,466	3,457
Notional value, Liabilities	11,265	11,288	5,679
Total notional value	21,308	20,754	9,136
Swaps hedging fixed-rate bonds | Year 2 | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	3,346	3,247	4,097
Swaps hedging fixed-rate bonds | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value		969
Swaps hedging fixed-rate bonds | Year 3 | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	1,945	3,346	3,172
Swaps hedging fixed-rate bonds | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value			969
Swaps hedging fixed-rate bonds | Year 4 | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	4,309	1,945	3,346
Swaps hedging fixed-rate bonds | Year 5 | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	3,858	4,336	1,945
Swaps hedging fixed-rate bonds | More than 5 years | Hedging of Financial Debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Total notional value	6,479	6,870	15,607
Swaps hedging fixed-rate bonds | More than 5 years | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	21,308	19,785	8,167
Forward exchange contracts related to operational activities | Not later than one year | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets	2	2	3
Fair value, financial liabilities			(26)
Total fair value	2	2	(23)
Notional value, Assets	39	55	30
Notional value, Liabilities			296
Total notional value	39	55	326
Forward exchange contracts related to operational activities | Due after 12 months | Cash flow hedge
Financial structure, financial costs and financial instruments
Fair value, financial assets			1
Fair value, financial liabilities			(5)
Total fair value			(4)
Notional value, Assets	4	28	13
Notional value, Liabilities			80
Total notional value	4	28	93
Forward exchange contracts related to operational activities | Year 2 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value	4	24	93
Forward exchange contracts related to operational activities | Year 3 | Cash flow hedge
Financial structure, financial costs and financial instruments
Total notional value		4
Held for trading - Other interest rate swaps | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	7	32	7
Fair value, financial liabilities	(79)	(17)	(5)
Total fair value	(72)	15	2
Notional value, Assets	17,001	36,775	16,582
Notional value, Liabilities	20,816	13,905	24,642
Total notional value	37,817	50,680	41,224
Held for trading - Other interest rate swaps | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	57	64	35
Fair value, financial liabilities	(22)	(3)	(4)
Total fair value	35	61	31
Notional value, Assets	2,515	2,300	1,859
Notional value, Liabilities	2,686	370	603
Total notional value	5,201	2,670	2,462
Held for trading - Other interest rate swaps | Year 2
Financial structure, financial costs and financial instruments
Total notional value	2,186	41	1,291
Held for trading - Other interest rate swaps | Year 3
Financial structure, financial costs and financial instruments
Total notional value	1,004	50
Held for trading - Other interest rate swaps | Year 4
Financial structure, financial costs and financial instruments
Total notional value	56	1,000
Held for trading - Other interest rate swaps | Year 5
Financial structure, financial costs and financial instruments
Total notional value	1		1,000
Held for trading - Other interest rate swaps | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value	1,954	1,579	171
Held for trading - Currency swaps and forward exchange contracts | Not later than one year
Financial structure, financial costs and financial instruments
Fair value, financial assets	66	219	87
Fair value, financial liabilities	(104)	(71)	(110)
Total fair value	(38)	148	(23)
Notional value, Assets	10,500	15,132	6,714
Notional value, Liabilities	9,107	6,048	3,803
Total notional value	19,607	21,180	10,517
Held for trading - Currency swaps and forward exchange contracts | Due after 12 months
Financial structure, financial costs and financial instruments
Fair value, financial assets	11	9	28
Fair value, financial liabilities	(7)	(17)	(1)
Total fair value	4	(8)	27
Notional value, Assets	44	175	578
Notional value, Liabilities	34	229	6
Total notional value	78	404	584
Held for trading - Currency swaps and forward exchange contracts | Year 2
Financial structure, financial costs and financial instruments
Total notional value	65	222	322
Held for trading - Currency swaps and forward exchange contracts | Year 3
Financial structure, financial costs and financial instruments
Total notional value	12	128	137
Held for trading - Currency swaps and forward exchange contracts | Year 4
Financial structure, financial costs and financial instruments
Total notional value	$ 1	46	80
Held for trading - Currency swaps and forward exchange contracts | Year 5
Financial structure, financial costs and financial instruments
Total notional value		7	43
Held for trading - Currency swaps and forward exchange contracts | More than 5 years
Financial structure, financial costs and financial instruments
Total notional value		$ 1	$ 2